FAIR VALUE ACCOUNTING - Quantitative Information (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Quantitative and Qualitative Information - Unobservable Inputs
Contingent consideration liabilities	$ 3	$ 5
Recurring
Quantitative and Qualitative Information - Unobservable Inputs
Long-lived assets	25
Contingent consideration assets	188	171
Contingent consideration liabilities	3	5
Level 3
Quantitative and Qualitative Information - Unobservable Inputs
Long-lived assets	25
Contingent consideration assets	188	171
Contingent consideration liabilities	3	5
Level 3 | Recurring
Quantitative and Qualitative Information - Unobservable Inputs
Long-lived assets	25
Contingent consideration assets	188	171
Contingent consideration liabilities	$ 3	$ 5
Level 3 | Monte Carlo | Minimum | Discount rate
Quantitative and Qualitative Information - Unobservable Inputs
Contingent consideration asset, measurement input (as a percent)	0.0875
Level 3 | Monte Carlo | Maximum | Discount rate
Quantitative and Qualitative Information - Unobservable Inputs
Contingent consideration asset, measurement input (as a percent)	0.2959
Level 3 | Discounted cash flow | Minimum | Discount rate
Quantitative and Qualitative Information - Unobservable Inputs
Contingent consideration asset, measurement input (as a percent)		0.0448
Contingent consideration liability, measurement input (as a percent)	0.0556	0.0248
Level 3 | Discounted cash flow | Maximum | Discount rate
Quantitative and Qualitative Information - Unobservable Inputs
Contingent consideration asset, measurement input (as a percent)		0.0588
Contingent consideration liability, measurement input (as a percent)	0.0708	0.0335
Level 3 | Discounted cash flow | Weighted Average | Discount rate
Quantitative and Qualitative Information - Unobservable Inputs
Contingent consideration asset, measurement input (as a percent)	0.1186	0.0563
Contingent consideration liability, measurement input (as a percent)	0.0607	0.0283